Advances to suppliers (Details 2)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)
Advances On Inventory Purchases, Non Current	$ 8,638,260		$ 0
Zhejiang Longquanzhixin Commercial & Trade Co., Ltd [Member]
Advances On Inventory Purchases, Non Current	$ 8,638,260	¥ 60,000,000	$ 0